Submission	Aug. 12, 2024
Submission [Line Items]
Central Index Key	0001402057
Registrant Name	CDW Corp
Registration File Number	333-273615
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES